UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.1%
4,000	ProShares UltraShort S&P500*	$75,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $90,365)	75,800

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 1.0%
	CALL OPTIONS – 0.8%
	CBOE SPX Volatility Index
1,000	Exercise Price: $20.00, Expiration Date: April 21, 2016*	42,500
1,000	Exercise Price: $25.00, Expiration Date: April 21, 2016*	17,500
1,500	Exercise Price: $30.00, Expiration Date: April 21, 2016*	11,250
	NASDAQ 100 Stock Index
2,500	Exercise Price: $4,650.00, Expiration Date: April 16, 2016*	525,000
2,500	Exercise Price: $4,700.00, Expiration Date: April 16, 2016*	187,500
	PowerShares QQQ Trust Series 1
1,000	Exercise Price: $108.50, Expiration Date: April 16, 2016	167,500

	TOTAL CALL OPTIONS (Cost $1,706,312)	951,250

	PUT OPTIONS – 0.2%
	S&P 500 Index
2,000	Exercise Price: $1,800.00, Expiration Date: April 30, 2016	210,000
	SPDR S&P 500 ETF Trust
200	Exercise Price: $198.00, Expiration Date: April 2, 2016	300

	TOTAL PUT OPTIONS (Cost $706,430)	210,300

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,412,742)	1,161,550

Principal Amount

	SHORT-TERM INVESTMENTS – 97.5%
$1,262,726	UMB Money Market Fiduciary, 0.01%[1]	1,262,726
112,000,000	United States Treasury Bill, 0.37%[2]	111,874,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $113,114,886)	113,137,062

	TOTAL INVESTMENTS – 98.6% (Cost $115,617,993)	114,374,412

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Value

Other Assets in Excess of Liabilities – 1.4%	1,610,400

TOTAL NET ASSETS – 100.0%	$115,984,812

Number of Contracts

	SECURITIES SOLD SHORT – (1.4)%
	WRITTEN OPTIONS CONTRACTS – (1.4)%
	CALL OPTIONS – (1.1)%
	NASDAQ 100 Stock Index
(2,500)	Exercise Price: $4,625.00, Expiration Date: April 16, 2016*	$(950,000)
(2,500)	Exercise Price: $4,675.00, Expiration Date: April 16, 2016*	(306,250)

	TOTAL CALL OPTIONS (Proceeds $1,658,174)	(1,256,250)

	PUT OPTIONS – (0.3)%
	S&P 500 Index
(2,000)	Exercise Price: $1,825.00, Expiration Date: April 30, 2016	(330,000)

	TOTAL PUT OPTIONS (Proceeds $797,800)	(330,000)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,455,974)	(1,586,250)

	TOTAL SECURITIES SOLD SHORT (Proceeds $2,455,974)	$(1,586,250)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as collateral for open written option contracts.

See accompanying Notes to Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2016	(Depreciation)

245	E-mini Nasdaq 100	June 2016	$21,988,157	$21,933,625	$(54,532)

TOTAL FUTURES CONTRACTS			$21,988,157	$21,933,625	$(54,532)

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$115,617,993

Gross unrealized appreciation	$89,082
Gross unrealized depreciation	(1,332,663)

Net unrealized depreciation on investments	$(1,243,581)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how this information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Exchange-Traded Funds	$75,800	$-	$-	$75,800
Purchased Options Contracts	1,161,550	-	-	1,161,550
Short-Term Investments
Money Market	1,262,726	-	-	1,262,726
U.S. Treasury Bill	-	111,874,336	-	111,874,336
Total Assets	$2,500,076	$111,874,336	$-	$114,374,412

Liabilities
Written Options Contracts	$1,586,250	$-	$-	$1,586,250

Other Financial Instruments**
Futures Contracts	$(54,532)	$-	$-	$(54,532)

Kaizen Hedged Premium Spreads Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments, such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 75.7%
	COMMUNICATIONS – 9.3%
$40,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,2]	$40,100
60,000	Cablevision Systems Corp. 7.750%, 4/15/2018[2]	62,437
60,000	Cincinnati Bell, Inc. 8.375%, 10/15/2020[1,2]	60,900
45,000	EarthLink Holdings Corp. 8.875%, 5/15/2019[1,2]	46,125
50,000	Frontier Communications Corp. 8.500%, 4/15/2020[2]	51,720
26,000	Sprint Capital Corp. 6.900%, 5/1/2019[2]	22,555
	T-Mobile USA, Inc.
30,000	6.625%, 11/15/2020[1,2]	30,975
30,000	6.250%, 4/1/2021[1,2]	31,494
30,000	Windstream Services LLC 7.750%, 10/15/2020[1,2]	25,800
		372,106
	CONSUMER DISCRETIONARY – 21.8%
30,000	American Airlines Group, Inc. 6.125%, 6/1/2018[2]	31,275
60,000	American Greetings Corp. 7.375%, 12/1/2021[1,2]	61,350
20,000	Boyd Gaming Corp. 9.000%, 7/1/2020[1,2]	21,150
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[2]	44,800
40,000	Gap, Inc. 5.950%, 4/12/2021[1,2]	43,338
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[2]	46,900
60,000	Hertz Corp. 5.875%, 10/15/2020[1,2]	60,696
60,000	International Game Technology 7.500%, 6/15/2019[2]	65,250
35,000	JC Penney Corp., Inc. 8.125%, 10/1/2019[2]	35,963
55,000	KB Home 8.000%, 3/15/2020[2]	57,612
50,000	MGM Resorts International 6.750%, 10/1/2020[2]	54,100
16,000	Outerwall, Inc. 6.000%, 3/15/2019[1,2]	13,600

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$48,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,2]	$41,520
60,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[2]	60,450
45,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,2]	44,100
10,000	Scientific Games Corp. 8.125%, 9/15/2018[1,2]	8,450
10,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[2]	8,400
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[2]	53,040
10,000	Toys R Us, Inc. 10.375%, 8/15/2017[1,2]	9,050
50,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,2]	53,250
60,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,2]	57,000
		871,294
	CONSUMER STAPLES – 5.8%
30,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,2]	22,875
30,000	Avon Products, Inc. 6.500%, 3/1/2019[2]	25,650
10,000	Elizabeth Arden, Inc. 7.375%, 3/15/2021[1,2]	6,400
60,000	New Albertsons, Inc. 7.020%, 7/21/2017[2]	60,600
60,000	Post Holdings, Inc. 7.375%, 2/15/2022[1,2]	63,450
35,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,2]	35,963
15,000	Vector Group Ltd. 7.750%, 2/15/2021[1,2]	15,750
		230,688
	ENERGY – 8.5%
45,000	Antero Resources Corp. 6.000%, 12/1/2020[1,2]	42,750
16,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,2]	11,320
40,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,2]	37,300

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY(Continued)
$50,000	Concho Resources, Inc. 7.000%, 1/15/2021[1,2]	$50,500
16,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,2]	11,360
16,000	Era Group, Inc. 7.750%, 12/15/2022[1,2]	13,200
16,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,2]	13,880
60,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,2]	62,224
15,000	NuStar Logistics LP 6.750%, 2/1/2021[2]	14,025
16,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[2,3]	15,344
16,000	PHI, Inc. 5.250%, 3/15/2019[1,2]	14,160
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1,2]	49,000
10,000	Transocean, Inc. 6.500%, 11/15/2020[2,3]	7,000
		342,063
	FINANCIALS – 10.3%
35,000	Cash America International, Inc. 5.750%, 5/15/2018[2]	34,650
60,000	Credit Acceptance Corp. 6.125%, 2/15/2021[1,2]	56,700
10,000	Enova International, Inc. 9.750%, 6/1/2021[1,2]	7,100
30,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[2]	26,475
60,000	GFI Group, Inc. 8.375%, 7/19/2018[2]	63,600
60,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1,2]	58,350
45,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020[1,2]	43,087
60,000	Navient Corp. 8.000%, 3/25/2020[2]	59,700
60,000	Oppenheimer Holdings, Inc. 8.750%, 4/15/2018[1,2]	61,200
		410,862

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE – 2.8%
$45,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019[1,2]	$43,819
60,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[2]	60,000
10,000	Truven Health Analytics, Inc. 10.625%, 6/1/2020[1,2]	10,665
		114,484
	INDUSTRIALS – 4.4%
40,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017[2]	43,000
30,000	Commercial Vehicle Group, Inc. 7.875%, 4/15/2019[1,2]	25,200
16,000	Titan International, Inc. 6.875%, 10/1/2020[1,2]	12,960
40,000	Xerium Technologies, Inc. 8.875%, 6/15/2018[1,2]	33,000
60,000	XPO CNW, Inc. 7.250%, 1/15/2018[2]	60,750
		174,910
	MATERIALS – 9.6%
10,000	A. M. Castle & Co. 12.750%, 12/15/2016[1,2]	7,406
56,000	AEP Industries, Inc. 8.250%, 4/15/2019[1,2]	56,840
26,000	Aleris International, Inc. 7.625%, 2/15/2018[1,2]	26,520
60,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[2,3]	59,175
16,000	ArcelorMittal 10.850%, 6/1/2019[2,3]	17,880
27,000	Coeur Mining, Inc. 7.875%, 2/1/2021[1,2]	21,668
60,000	Commercial Metals Co. 7.350%, 8/15/2018[2]	63,450
26,000	Hecla Mining Co. 6.875%, 5/1/2021[1,2]	20,930
45,000	Novelis, Inc. 8.750%, 12/15/2020[1,2,3]	45,418
16,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,2]	15,520
12,000	Tronox Finance LLC 6.375%, 8/15/2020[1,2]	9,225

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS(Continued)
$40,000	Vale Overseas Ltd. 5.625%, 9/15/2019[2,3]	$38,900
		382,932
	TECHNOLOGY – 1.9%
30,000	BMC Software, Inc. 7.250%, 6/1/2018[2]	26,700
60,000	Micron Technology, Inc. 5.875%, 2/15/2022[1,2]	51,900
		78,600
	UTILITIES – 1.3%
35,000	AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/2019[1,2]	35,788
16,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,2]	15,940
		51,728
	TOTAL CORPORATE BONDS (Cost $3,015,747)	3,029,667

	SHORT-TERM INVESTMENTS – 17.4%
694,403	UMB Money Market Fiduciary, 0.01%[4]	694,403

	TOTAL SHORT-TERM INVESTMENTS (Cost $694,403)	694,403

	TOTAL INVESTMENTS – 93.1% (Cost $3,710,150)	3,724,070
	Other Assets in Excess of Liabilities – 6.9%	276,361

	TOTAL NET ASSETS – 100.0%	$4,000,431

Number of Contracts

	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	CF Industries Holdings, Inc.
(11)	Exercise Price: $28.00, Expiration Date: April 23, 2016	(424)
	Express Scripts Holding Co.
(5)	Exercise Price: $63.50, Expiration Date: April 23, 2016	(220)
	Gilead Sciences, Inc.
(3)	Exercise Price: $82.50, Expiration Date: April 23, 2016	(51)
	iShares 20+ Year Treasury Bond ETF
(2)	Exercise Price: $127.50, Expiration Date: April 9, 2016*	(33)
(2)	Exercise Price: $126.50, Expiration Date: April 16, 2016*	(42)
(2)	Exercise Price: $126.00, Expiration Date: April 23, 2016*	(57)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS(Continued)
(6)	Exercise Price: $127.00, Expiration Date: April 30, 2016*	$(396)
	iShares Silver Trust ETF
(21)	Exercise Price: $14.50, Expiration Date: April 9, 2016*	(241)
(32)	Exercise Price: $14.00, Expiration Date: April 16, 2016*	(176)
(22)	Exercise Price: $14.00, Expiration Date: April 23, 2016*	(187)
(22)	Exercise Price: $14.50, Expiration Date: April 30, 2016*	(638)
	McKesson Corp.
(2)	Exercise Price: $150.00, Expiration Date: April 16, 2016	(185)
	Mosaic Co.
(12)	Exercise Price: $25.00, Expiration Date: April 23, 2016	(480)
	Mylan N.V.
(9)	Exercise Price: $40.50, Expiration Date: April 30, 2016	(351)

	TOTAL PUT OPTIONS (Proceeds $4,643)	(3,481)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $4,643)	(3,481)

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,643)	$(3,481)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	All or a portion of this security is segregated as collateral for written options contracts.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.3%
	COMMUNICATIONS – 4.7%
164	Alphabet, Inc. - Class A*	$125,115
1,140	Facebook, Inc. - Class A*	130,074
3,077	Nexstar Broadcasting Group, Inc. - Class A	136,219
4,073	Sinclair Broadcast Group, Inc. - Class A	125,245
1,257	Walt Disney Co.	124,833

	TOTAL COMMUNICATIONS (Cost $623,311)	641,486

	CONSUMER DISCRETIONARY – 22.2%
1,674	Alaska Air Group, Inc.	137,302
771	Allegiant Travel Co.	137,284
1,916	American Woodmark Corp.*	142,914
4,802	AMN Healthcare Services, Inc.*	161,395
1,320	Carter's, Inc.	139,102
6,153	Diamond Resorts International, Inc.*	149,518
8,237	Gentex Corp.	129,239
2,812	Gentherm, Inc.*	116,951
3,567	Grand Canyon Education, Inc.*	152,454
3,446	Hibbett Sports, Inc.*	123,711
989	Home Depot, Inc.	131,962
5,585	JetBlue Airways Corp.*	117,955
5,846	Nautilus, Inc.*	112,945
2,068	NIKE, Inc. - Class B	127,120
76	NVR, Inc.*	131,662
470	O'Reilly Automotive, Inc.*	128,620
1,939	Popeyes Louisiana Kitchen, Inc.*	100,944
3,160	Robert Half International, Inc.	147,193
2,180	Ross Stores, Inc.	126,222
3,117	Southwest Airlines Co.	139,642
2,565	Spirit Airlines, Inc.*	123,069
755	Ulta Salon Cosmetics & Fragrance, Inc.*	146,274
2,084	Williams-Sonoma, Inc.	114,078

	TOTAL CONSUMER DISCRETIONARY (Cost $2,854,993)	3,037,556

	CONSUMER STAPLES – 1.9%
2,455	Cal-Maine Foods, Inc.	127,439
3,197	Five Below, Inc.*	132,164

	TOTAL CONSUMER STAPLES (Cost $242,377)	259,603

	ENERGY – 4.6%
1,676	EQT Midstream Partners LP	124,745
1,892	First Solar, Inc.*	129,545
1,843	Magellan Midstream Partners LP	126,798
2,548	Spectra Energy Partners LP	122,610

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY(Continued)
2,755	Valero Energy Partners LP	$130,477

	TOTAL ENERGY (Cost $613,997)	634,175

	FINANCIALS – 12.2%
921	Berkshire Hathaway, Inc. - Class B*	130,671
1,943	CBOE Holdings, Inc.	126,936
4,651	CBRE Group, Inc. - Class A*	134,042
623	Diamond Hill Investment Group, Inc.	110,495
5,041	Federated National Holding Co.	99,106
6,078	Heritage Insurance Holdings, Inc.	97,066
4,978	HFF, Inc. - Class A	137,044
1,932	LendingTree, Inc.*	188,911
6,161	Marcus & Millichap, Inc.*	156,428
7,457	Oritani Financial Corp.	126,545
1,708	T. Rowe Price Group, Inc.	125,470
6,766	Universal Insurance Holdings, Inc.	120,435
10,113	WisdomTree Investments, Inc.	115,592

	TOTAL FINANCIALS (Cost $1,605,455)	1,668,741

	HEALTH CARE – 13.2%
796	Amgen, Inc.	119,344
3,102	Anika Therapeutics, Inc.*	138,722
452	Biogen, Inc.*	117,665
4,103	Enanta Pharmaceuticals, Inc.*	120,505
1,344	Gilead Sciences, Inc.	123,460
5,147	Globus Medical, Inc. - Class A*	122,241
6,785	Insys Therapeutics, Inc.*	108,492
1,328	Ligand Pharmaceuticals, Inc.*	142,216
3,733	Medivation, Inc.*	171,643
3,800	Natural Health Trends Corp.	125,970
5,298	NewLink Genetics Corp.*	96,424
5,451	Omega Protein Corp.*	92,340
9,498	Sucampo Pharmaceuticals, Inc. - Class A*	103,813
917	United Therapeutics Corp.*	102,181
1,016	UnitedHealth Group, Inc.	130,962

	TOTAL HEALTH CARE (Cost $1,776,150)	1,815,978

	INDUSTRIALS – 11.3%
4,791	Astronics Corp.*	182,777
6,148	Douglas Dynamics, Inc.	140,851
1,558	Graco, Inc.	130,810
4,531	Greenbrier Cos., Inc.	125,237
4,714	Knight Transportation, Inc.	123,271

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS(Continued)
1,978	Landstar System, Inc.	$127,798
2,890	Matson, Inc.	116,091
1,919	Old Dominion Freight Line, Inc.*	133,601
26,354	Teekay Tankers Ltd. - Class A1	96,719
1,604	Toro Co.	138,136
5,452	Trinity Industries, Inc.	99,826
10,153	Wabash National Corp.*	134,020

	TOTAL INDUSTRIALS (Cost $1,449,476)	1,549,137

	MATERIALS – 1.7%
2,504	Dow Chemical Co.	127,354
12,523	ZAGG, Inc.*	112,832

	TOTAL MATERIALS (Cost $243,572)	240,186

	TECHNOLOGY – 22.5%
2,791	Ambarella, Inc.*,1	124,758
1,223	Apple, Inc.	133,295
7,003	Applied Materials, Inc.	148,324
3,690	Cirrus Logic, Inc.*	134,353
4,537	Cisco Systems, Inc.	129,168
2,115	Cognizant Technology Solutions Corp. - Class A*	132,610
3,507	Ebix, Inc.	143,051
1,310	F5 Networks, Inc.*	138,663
6,538	Integrated Device Technology, Inc.*	133,637
4,072	Intel Corp.	131,729
2,676	InterDigital, Inc.	148,919
1,733	Lam Research Corp.	143,146
1,051	MarketAxess Holdings, Inc.	131,196
765	MicroStrategy, Inc. - Class A*	137,486
5,324	NeuStar, Inc. - Class A*	130,970
5,237	Qualys, Inc.*	132,548
1,886	Skyworks Solutions, Inc.	146,919
3,726	Super Micro Computer, Inc.*	126,982
1,509	Synaptics, Inc.*	120,328
2,621	Syntel, Inc.*	130,867
4,297	Tessera Technologies, Inc.	133,207
3,533	Ubiquiti Networks, Inc.*	117,543
8,825	VASCO Data Security International, Inc.*	135,905

	TOTAL TECHNOLOGY (Cost $2,865,786)	3,085,604

	TOTAL COMMON STOCKS (Cost $12,275,117)	12,932,466

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 8.7%
$1,190,358	UMB Money Market Fiduciary, 0.01%‡	$1,190,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,190,358)	1,190,358

	TOTAL INVESTMENTS – 103.0% (Cost $13,465,475)	14,122,824
	Liabilities in Excess of Other Assets – (3.0)%	(412,642)

	TOTAL NET ASSETS – 100.0%	$13,710,182

LP – Limited Partnership

*	Non-income producing security.
‡	The rate is the annualized seven-day yield at period end.
[1]	Foreign security denominated in U.S. Dollars.

 See accompanying Notes to Schedule of Investments.

Kaizen Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) were organized as diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At March 31, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$3,710,150	$13,465,475

Gross unrealized appreciation	$47,868	$838,008
Gross unrealized depreciation	(33,948)	(180,659)
Net unrealized appreciation on investments	$13,920	$657,349

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Kaizen Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds
Communications	$-	$372,106	$-	$372,106
Consumer Discretionary	-	871,294	-	871,294
Consumer Staples	-	230,688	-	230,688
Energy	-	342,063	-	342,063
Financials	-	410,862	-	410,862
Health Care	-	114,484	-	114,484
Industrials	-	174,910	-	174,910
Materials	-	382,932	-	382,932
Technology	-	78,600	-	78,600
Utilities	-	51,728	-	51,728
Short-Term Investments	694,403	-	-	694,403
Total Investments	$694,403	$3,029,667	$-	$3,724,070
Liabilities
Written Options Contracts	$1,955	$1,526	$-	$3,481

Kaizen Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,932,466	$-	$-	$12,932,466
Short-Term Investments	1,190,358	-	-	1,190,358
Total Investments	$14,122,824	$-	$-	$14,122,824

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President
Date:	5/26/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	5/26/16

*	Print the name and title of each signing officer under his or her signature.